Cover	Nov. 08, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On November 8, 2021, Sysorex, Inc., a Nevada corporation (the “Company”), filed a Current Report on Form 8-K (the “Original Report”) with the Securities and Exchange Commission in connection with the execution of that certain Membership Interest Purchase Agreement pursuant to which Down South Hosting, LLC, a Delaware limited liability company and an indirect wholly-owned subsidiary of the Company, agreed to purchase from BWP Holdings LLC, a New York limited liability company, a fifty percent (50%) membership interest in Up North Hosting LLC, a New York limited liability company (“UNH”) (such sale, the “Transaction”). As a result of the Transaction, UNH became an indirect wholly-owned subsidiary of the Company. This Current Report on Form 8-K/A is being filed to amend the Original Report to provide the financial statements and pro forma financial information described below, in accordance with the requirements of Item 9.01 of Form 8-K, which require the filing of such financial statements and financial information not later than 71 days after the date on which the Original Report was required to be filed pursuant to Item 2.01. Except as provided herein, the disclosures made in the Original Report remain unchanged.
Document Period End Date	Nov. 08, 2021
Entity File Number	000-55924
Entity Registrant Name	SYSOREX, INC.
Entity Central Index Key	0001737372
Entity Tax Identification Number	68-0319458
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	13880 Dulles Corner Lane
Entity Address, Address Line Two	Suite 175
Entity Address, City or Town	Herndon
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20171
City Area Code	800
Local Phone Number	929-3871
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false